Bank Borrowings - Schedule of Bank Borrowings (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Bank Borrowings
Non-current	$ 26,763	$ 26,739
Weighted average interest rate for outstanding bank borrowings	2.94%	2.79%